UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number: _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Steel Partners Holdings L.P.
Address: 590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-14001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jack L. Howard
Title: President of General Partner of Reporting Manager
Phone: 212-520-2300

Signature, Place, and Date of Signing:

       /s/ Jack L. Howard, New York, NY, November 14, 2012

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                5
                                                    -----------------------

Form 13F Information Table Entry Total:                          14
                                                    -----------------------

Form 13F Information Table Value Total:                     $227012
                                                    -----------------------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number       Name

          1        28-14563                   SPH Group Holdings LLC

          2        28-14887                   SPH Group LLC

          3        28-14886                   Steel Partners Holdings GP Inc.

          4        28-10766                   Warren G. Lichtenstein

          5        28-10730                   Steel Partners II, L.P.

                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------        --------   --------    ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------                --------------    -----   ---------    -------   --- ----  ----------  --------  ----    ------   ----
C&J ENERGY SVCS INC           COM             12467B304        995     50000   SH        OTHER       1, 2, 3   0         50000   0
FORBES ENERGY SVCS LTD        COM             345143101       3589   1025364   SH        OTHER       1, 2, 3   0       1025364   0
GENCORP INC                   COM             368682100      39678   4180997   SH        OTHER       1, 2, 3   0       4180997   0
HANDY & HARMAN LTD            COM             410315105     106841   7228735   SH        OTHER       1, 2, 3   0       7228735   0
HEELYS INC                    COM             42279M107         54     29348   SH        OTHER       1, 2, 3   0         29348   0
LYDALL INC DEL                COM             550819106       1858    131887   SH        OTHER       1, 2, 3   0        131887   0
MODUSLINK GLOBAL SOLUTIONS I  COM             60786L107      23916   6481185   SH        OTHER       1, 2, 3   0       6481185   0
NATHANS FAMOUS INC NEW        COM             632347100      14010    445456   SH        OTHER       1, 2, 3   0        445456   0
PATTERSON UTI ENERGY INC      COM             703481101       1107     70000   SH        OTHER       1, 2, 3   0         70000   0
S L INDS INC                  COM             784413106      14751    990663   SH        OTHER       1, 2, 3   0        990663   0
SELECTICA INC                 COM NEW         816288203       2306    420768   SH        OTHER       1, 2, 3   0        420768   0
STEEL PARTNERS HLDGS L P      LTD PRTRSHIP U  85814R107      15569   1345646   SH        OTHER       1, 2, 3   0       1345646   0
SUPERIOR ENERGY SVCS INC      COM             868157108       1026     50000   SH        OTHER       1, 2, 3   0         50000   0
UNISYS CORP                   COM NEW         909214306       1312     63000   SH        OTHER       1, 2, 3   0         63000   0